Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance
The financial assets below are analysed between those assets accounted for on-balance
sheet and
off-balance
sheet.

	Group
	2019 £m	2018 £m
On-balance sheet:
Cash and balances at central banks	1,080	1,080
Loans and advances to banks	403	218
Loans and advances to customers – securitisations and covered bonds (See Note 14)	36,225	35,694
Loans and advances to customers – other	16,282	15,175
Other financial assets at amortised cost	3,026	3,763
Financial assets at fair value through other comprehensive income	6,009	5,825

Total on-balance sheet	63,025	61,755

Total off-balance sheet	15,098	15,220

Schedule of Collateral Held as Security For Assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance
sheet, was:

	Group
	2019 £m	2018 £m
On-balance sheet:
Deposits by banks	2,169	4,048

Total on-balance sheet	2,169	4,048

Total off-balance sheet	25,120	23,236